Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Current	$ 1,907	$ 2,796
Long-term	9,959	10,577
Other provisions	$ 11,866	$ 13,373	$ 13,232